AVAILABLE-FOR-SALE SECURITIES (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 0	$ 967,850
Fair Market value	0	974,639
Public traded securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	0	1,177
Fair Market value	0	0
Marketable funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	0	966,673
Fair Market value	0	974,639
Stock Options [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	0	0
Fair Market value	$ 0	$ 0